Share of associates and joint ventures' profit	3 Months Ended
Mar. 31, 2021
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Share of associates and joint ventures' profit	Share of associates and joint ventures' profit

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Revenue	162	148	677
Operating costs and other expenses	(90)	(80)	(353)
Profit on sale of joint ventures	—	—	19
Net interest received (paid)	2	3	5
Profit (loss) before taxation	74	71	348
Taxation	(17)	(13)	(70)
Profit (loss) after taxation	57	58	278